Level 4 Net Income Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation of basic and diluted net income per common share
Net income	$ 10,412	$ 1,300	$ 23,500	$ 15,047	$ 1,700	$ (13,800)	[1]	$ (3,700)	$ (9,900)	$ (19,000)	[2]	$ 91,248	$ 16,715	$ 41,496	$ (46,363)	$ (33,297)
Weighted average common shares outstanding during the period (for basic calculation)	43,229,000			29,700,000								40,415,000	29,700,000
Dilutive effect of other potential common shares	4,000			0								2,000	0
Weighted average number of common shares for diluted net income (loss) per common share	43,233,000			29,700,000								40,417,000	29,700,000
Net income per common share - Basic	$ 0.24			$ 0.51								$ 2.26	$ 0.56
Net income per common share - Diluted	$ 0.24			$ 0.51								$ 2.26	$ 0.56
Antidilutive stock options	200,000			0								100,000	0

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.